1

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2023 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.6%

COMMUNICATION SERVICES – 7.4%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%

AT&T, Inc.	93,212	$1,898,728

Frontier Communications Parent, Inc.*	3,350	99,194

Lumen Technologies, Inc.	13,285	69,746

Verizon Communications, Inc.	55,270	2,297,574

		$4,365,242

ENTERTAINMENT – 1.5%

Activision Blizzard, Inc.	9,970	763,403

AMC Entertainment Holdings, Inc., Class A*,#	6,550	35,043

Electronic Arts, Inc.	3,610	464,535

Liberty Media Corp. - Liberty Formula One, Class A*	105	6,686

Liberty Media Corp. - Liberty Formula One, Class C*	2,435	172,398

Live Nation Entertainment, Inc.*	2,070	166,614

Madison Square Garden Sports Corp.	229	41,641

Netflix, Inc.*	5,750	2,034,695

Playtika Holding Corp.*	1,400	14,686

ROBLOX Corp., Class A*	5,950	221,400

Roku, Inc.*	1,600	92,000

Spotify Technology SA*	1,770	199,514

Take-Two Interactive Software, Inc.*	2,118	239,821

Walt Disney Co. (The)*	23,733	2,574,793

Warner Bros Discovery, Inc.*	30,974	459,035

World Wrestling Entertainment, Inc., Class A	450	38,079

		$7,524,343

INTERACTIVE MEDIA & SERVICES – 3.9%

Alphabet, Inc., Class A*	78,750	7,783,650

Alphabet, Inc., Class C*	69,480	6,938,968

IAC, Inc.*	950	53,675

Match Group, Inc.*	3,792	205,223

Meta Platforms, Inc., Class A*	29,230	4,354,393

Pinterest, Inc., Class A*	7,693	202,249

TripAdvisor, Inc.*	1,600	37,280

ZoomInfo Technologies, Inc.*	3,500	98,805

		$19,674,243

MEDIA – 0.9%

Altice USA, Inc., Class A*	2,700	13,230

Cable One, Inc.	90	71,089

Charter Communications, Inc., Class A*	1,452	558,018

Comcast Corp., Class A	56,850	2,237,047

DISH Network Corp., Class A*	3,596	51,746

Fox Corp., Class A	4,376	148,521

Fox Corp., Class B	1,500	47,550

Interpublic Group of Cos., Inc. (The)	5,168	188,425

Liberty Broadband Corp., Class A*	185	16,580

Liberty Broadband Corp., Class C*	1,768	158,731

Description	Number of Shares	Value

Liberty Media Corp. - Liberty SiriusXM, Class A*	1,243	$50,491

Liberty Media Corp. - Liberty SiriusXM, Class C*	2,036	82,051

Loyalty Ventures, Inc.*	316	585

New York Times Co. (The), Class A	2,100	73,164

News Corp., Class A	5,007	101,442

News Corp., Class B	1,448	29,597

Nexstar Media Group, Inc., Class A	450	92,147

Omnicom Group, Inc.	2,540	218,415

Sirius XM Holdings, Inc.#	7,240	41,920

Paramount Global, Class B#	7,946	184,029

		$4,364,778

WIRELESS TELECOMMUNICATION SERVICES – 0.2%

T-Mobile US, Inc.*	7,719	1,152,524

TOTAL COMMUNICATION SERVICES		$37,081,130

CONSUMER DISCRETIONARY – 10.7%

AUTO COMPONENTS – 0.2%

Aptiv PLC*	3,550	401,469

BorgWarner, Inc.	3,080	145,622

Gentex Corp.	3,180	93,842

Lear Corp.	800	116,624

QuantumScape Corp.*,#	3,450	29,360

		$786,917

AUTOMOBILES – 1.5%

Ford Motor Co.	51,350	693,739

General Motors Co.	18,450	725,454

Harley-Davidson, Inc.	1,620	74,569

Lucid Group, Inc.*,#	6,900	80,661

Rivian Automotive, Inc., Class A*,#	6,650	129,010

Tesla, Inc.*	33,920	5,875,622

Thor Industries, Inc.	600	57,198

		$7,636,253

DISTRIBUTORS – 0.1%

Genuine Parts Co.	1,770	297,042

LKQ Corp.	3,268	192,681

Pool Corp.	500	192,805

		$682,528

DIVERSIFIED CONSUMER SERVICES – 0.1%

ADT, Inc.	2,560	22,502

Bright Horizons Family Solutions, Inc.*	783	60,119

Grand Canyon Education, Inc.*	400	46,624

H&R Block, Inc.	2,200	85,756

Mister Car Wash, Inc.*,#	750	7,703

Service Corp. International	1,970	146,075

		$368,779

HOTELS, RESTAURANTS & LEISURE – 2.2%

Airbnb, Inc., Class A*	4,950	549,994

January 31, 2023 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Aramark	2,983	$132,833

Booking Holdings, Inc.*	530	1,290,073

Boyd Gaming Corp.	1,000	62,310

Caesars Entertainment, Inc.*	2,610	135,877

Carnival Corp.*	12,300	133,086

Chipotle Mexican Grill, Inc.*	400	658,552

Choice Hotels International, Inc.	460	56,529

Churchill Downs, Inc.	500	124,050

Darden Restaurants, Inc.	1,600	236,752

Domino’s Pizza, Inc.	450	158,850

DraftKings, Inc., Class A*	4,270	64,007

Expedia Group, Inc.*	1,902	217,399

Hilton Worldwide Holdings, Inc.	3,503	508,250

Hyatt Hotels Corp., Class A*	650	70,928

Las Vegas Sands Corp.*	4,420	260,780

Marriott International, Inc., Class A	3,486	607,191

Marriott Vacations Worldwide Corp.	500	80,020

McDonald’s Corp.	9,699	2,593,513

MGM Resorts International	4,360	180,548

Norwegian Cruise Line Holdings Ltd.*	5,100	77,571

Penn Entertainment, Inc.*	2,050	72,672

Planet Fitness, Inc., Class A*	1,028	87,020

Restaurant Brands International LP	47	3,215

Royal Caribbean Cruises Ltd.*	2,830	183,780

Six Flags Entertainment Corp.*	1,100	29,535

Starbucks Corp.	14,990	1,636,009

Travel + Leisure Co.	1,160	49,149

Vail Resorts, Inc.	528	138,516

Wendy’s Co. (The)	2,065	46,049

Wyndham Hotels & Resorts, Inc.	1,160	89,912

Wynn Resorts Ltd.*	1,368	141,780

Yum! Brands, Inc.	3,700	482,887

		$11,159,637

HOUSEHOLD DURABLES – 0.4%

DR Horton, Inc.	4,120	406,603

Garmin Ltd.	1,940	191,827

Leggett & Platt, Inc.	1,770	64,711

Lennar Corp., Class A	3,260	333,824

Lennar Corp., Class B	176	15,200

Mohawk Industries, Inc.*	655	78,639

Newell Brands, Inc.	5,269	84,093

NVR, Inc.*	50	263,500

PulteGroup, Inc.	2,890	164,412

Tempur Sealy International, Inc.	2,100	85,575

Toll Brothers, Inc.	1,350	80,312

TopBuild Corp.*	450	90,027

Whirlpool Corp.	685	106,579

		$1,965,302

INTERNET & DIRECT MARKETING RETAIL – 2.6%

Amazon.com, Inc.*	116,850	12,050,741

DoorDash, Inc., Class A*	3,220	186,502

eBay, Inc.	7,140	353,430

Etsy, Inc.*	1,650	227,007

Wayfair, Inc., Class A*,#	1,148	69,454

		$12,887,134

Description	Number of Shares	Value

LEISURE PRODUCTS – 0.1%

Brunswick Corp.	950	$80,113

Hasbro, Inc.	1,690	99,997

Mattel, Inc.*	4,600	94,116

Peloton Interactive, Inc., Class A*	4,350	56,246

Polaris, Inc.	700	80,388

YETI Holdings, Inc.*	1,050	46,998

		$457,858

MULTILINE RETAIL – 0.5%

Dollar General Corp.	2,950	689,120

Dollar Tree, Inc.*	2,762	414,797

Kohl’s Corp.	1,660	53,734

Macy’s, Inc.	3,550	83,887

Nordstrom, Inc.#	1,330	25,988

Ollie’s Bargain Outlet Holdings, Inc.*	873	47,806

Target Corp.	6,060	1,043,168

		$2,358,500

SPECIALTY RETAIL – 2.3%

Advance Auto Parts, Inc.	800	121,824

AutoNation, Inc.*	480	60,826

AutoZone, Inc.*	260	634,101

Bath & Body Works, Inc.	2,960	136,190

Best Buy Co., Inc.	2,680	237,770

Burlington Stores, Inc.*	850	195,355

CarMax, Inc.*	2,000	140,900

Carvana Co.*,#	1,200	12,204

Dick’s Sporting Goods, Inc.	700	91,532

Five Below, Inc.*	728	143,511

Floor & Decor Holdings, Inc., Class A*	1,310	118,909

GameStop Corp., Class A*,#	3,500	76,545

Gap, Inc. (The)	2,800	37,996

Home Depot, Inc. (The)	13,550	4,392,503

Leslie’s, Inc.*	2,150	33,303

Lithia Motors, Inc.	350	92,120

Lowe’s Cos., Inc.	8,100	1,686,825

O’Reilly Automotive, Inc.*	800	633,880

Penske Automotive Group, Inc.	300	38,346

Petco Health & Wellness Co., Inc.*	1,150	13,443

RH*	240	74,878

Ross Stores, Inc.	4,440	524,764

TJX Cos., Inc. (The)	15,180	1,242,635

Tractor Supply Co.	1,450	330,585

Ulta Beauty, Inc.*	650	334,074

Victoria’s Secret & Co.*	1,003	42,276

Williams-Sonoma, Inc.	860	116,048

		$11,563,343

TEXTILES, APPAREL & LUXURY GOODS – 0.7%

Capri Holdings Ltd.*	1,700	113,033

Carter’s, Inc.	550	45,854

Columbia Sportswear Co.	468	44,881

Deckers Outdoor Corp.*	350	149,618

Hanesbrands, Inc.#	4,700	39,668

Lululemon Athletica, Inc.*	1,450	444,976

NIKE, Inc., Class B	16,040	2,042,373

PVH Corp.	770	69,223

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Ralph Lauren Corp.	535	$66,260

Skechers USA, Inc., Class A*	1,793	86,333

Tapestry, Inc.	3,230	147,191

Under Armour, Inc., Class A*	2,678	33,180

Under Armour, Inc., Class C*	2,150	23,435

VF Corp.	4,750	146,965

		$3,452,990

TOTAL CONSUMER DISCRETIONARY		$53,319,241

CONSUMER STAPLES – 6.3%

BEVERAGES – 1.6%

Boston Beer Co., Inc. (The), Class A*,#	100	38,861

Brown-Forman Corp., Class A	550	36,575

Brown-Forman Corp., Class B	2,375	158,128

Coca-Cola Co. (The)	51,450	3,154,914

Constellation Brands, Inc., Class A	1,950	451,464

Keurig Dr. Pepper, Inc.	11,050	389,844

Molson Coors Beverage Co., Class B	2,200	115,676

Monster Beverage Corp.*	4,800	499,584

PepsiCo., Inc.	18,200	3,112,564

		$7,957,610

FOOD & STAPLES RETAILING – 1.5%

Albertsons Cos., Inc., Class A	2,100	44,520

BJ’s Wholesale Club Holdings, Inc.*	1,700	123,199

Casey’s General Stores, Inc.	485	114,416

Costco Wholesale Corp.	5,850	2,990,169

Grocery Outlet Holding Corp.*	1,050	31,910

Kroger Co. (The)	8,700	388,281

Performance Food Group Co.*	2,050	125,706

Sysco Corp.	6,700	518,982

U.S. Foods Holding Corp.*	2,750	104,857

Walgreens Boots Alliance, Inc.	9,200	339,112

Walmart, Inc.	18,700	2,690,369

		$7,471,521

FOOD PRODUCTS – 1.1%

Archer-Daniels-Midland Co.	7,150	592,377

Bunge Ltd.	1,795	177,884

Campbell Soup Co.	2,500	129,825

Conagra Brands, Inc.	6,000	223,140

Darling Ingredients, Inc.*	2,050	135,895

Flowers Foods, Inc.	2,300	63,687

Freshpet, Inc.*	550	34,832

General Mills, Inc.	7,800	611,208

Hershey Co. (The)	1,900	426,740

Hormel Foods Corp.	3,650	165,382

Ingredion, Inc.	800	82,240

J.M. Smucker Co. (The)	1,300	198,640

Kellogg Co.	3,300	226,314

Kraft Heinz Co. (The)	9,200	372,876

Lamb Weston Holdings, Inc.	1,900	189,791

McCormick & Co., Inc.	3,250	244,140

Mondelez International, Inc., Class A	17,850	1,168,104

Pilgrim’s Pride Corp.*	550	13,354

Post Holdings, Inc.*	638	60,578

Seaboard Corp.	50	196,025

Description	Number of Shares	Value

Tyson Foods, Inc., Class A	3,750	$246,562

		$5,559,594

HOUSEHOLD PRODUCTS – 1.3%

Church & Dwight Co., Inc.	3,150	254,709

Clorox Co. (The)	1,650	238,739

Colgate-Palmolive Co.	10,850	808,650

Kimberly-Clark Corp.	4,350	565,544

Procter & Gamble Co. (The)	31,200	4,442,256

Reynolds Consumer Products, Inc.	500	14,885

Spectrum Brands Holdings, Inc.	550	37,334

		$6,362,117

PERSONAL PRODUCTS – 0.2%

Coty, Inc., Class A*	4,890	48,704

Estee Lauder Cos., Inc. (The), Class A	3,000	831,240

Olaplex Holdings, Inc.*	1,700	10,727

		$890,671

TOBACCO – 0.6%

Altria Group, Inc.	23,400	1,053,936

Philip Morris International, Inc.	20,350	2,121,284

		$3,175,220

TOTAL CONSUMER STAPLES		$31,416,733

ENERGY – 5.3%

ENERGY EQUIPMENT & SERVICES – 0.4%

Baker Hughes Co.	13,450	426,903

Halliburton Co.	12,863	530,213

NOV, Inc.	5,648	138,037

Schlumberger Ltd.	19,796	1,127,976

		$2,223,129

OIL, GAS & CONSUMABLE FUELS – 4.9%

Antero Midstream Corp.	5,000	54,500

Antero Resources Corp.*	4,150	119,686

APA Corp.	4,590	203,475

Cheniere Energy, Inc.	3,530	539,349

Chesapeake Energy Corp.	1,750	151,760

Chevron Corp.	27,264	4,744,481

ConocoPhillips	17,528	2,136,137

Coterra Energy, Inc.	10,274	257,158

Devon Energy Corp.	9,286	587,247

Diamondback Energy, Inc.	2,497	364,862

DT Midstream, Inc.	1,425	77,891

Enviva, Inc.#	450	20,466

EOG Resources, Inc.	8,330	1,101,642

EQT Corp.	5,250	171,518

Exxon Mobil Corp.	58,143	6,745,169

Hess Corp.	3,990	599,138

HF Sinclair Corp.	1,890	107,541

Kinder Morgan, Inc.	28,555	522,556

Marathon Oil Corp.	8,950	245,856

Marathon Petroleum Corp.	6,650	854,658

New Fortress Energy, Inc.	900	34,911

Occidental Petroleum Corp.	11,060	716,577

ONEOK, Inc.	6,310	432,109

Ovintiv, Inc.	3,550	174,767

January 31, 2023 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

PDC Energy, Inc.	1,200	$81,276

Phillips 66	6,690	670,806

Pioneer Natural Resources Co.	3,376	777,662

Range Resources Corp.	3,450	86,319

Southwestern Energy Co.*	16,500	91,080

Targa Resources Corp.	3,250	243,815

Texas Pacific Land Corp.	100	199,585

Valero Energy Corp.	5,470	765,964

Vitesse Energy, Inc.*	299	4,772

Williams Cos., Inc. (The)	17,370	560,009

		$24,444,742

TOTAL ENERGY		$26,667,871

FINANCIALS – 12.0%

BANKS – 3.8%

Bank of America Corp.	92,850	3,294,318

Bank of Hawaii Corp.	520	39,775

Bank OZK	1,450	66,222

BOK Financial Corp.	370	37,185

Citigroup, Inc.	25,532	1,333,281

Citizens Financial Group, Inc.	6,350	275,082

Comerica, Inc.	1,730	126,826

Commerce Bancshares, Inc.	1,358	90,388

Cullen/Frost Bankers, Inc.	740	96,407

East West Bancorp, Inc.	1,873	147,068

Fifth Third Bancorp	8,850	321,166

First Citizens BancShares, Inc., Class A	150	116,652

First Hawaiian, Inc.	1,750	48,020

First Horizon Corp.	7,084	175,187

First Republic Bank	2,400	338,112

FNB Corp.	4,250	60,648

Huntington Bancshares, Inc.	18,496	280,584

JPMorgan Chase & Co.	38,520	5,391,259

KeyCorp.	12,294	235,922

M&T Bank Corp.§	2,323	362,388

PacWest Bancorp	1,589	43,952

Pinnacle Financial Partners, Inc.	1,000	78,730

PNC Financial Services Group, Inc. (The)	5,360	886,705

Popular, Inc.	938	64,384

Prosperity Bancshares, Inc.	1,123	85,191

Regions Financial Corp.	12,306	289,683

Signature Bank	750	96,713

SVB Financial Group*	750	226,830

Synovus Financial Corp.	1,744	73,161

Truist Financial Corp.	17,407	859,732

U.S. Bancorp	17,670	879,966

Umpqua Holdings Corp.	2,850	51,870

Webster Financial Corp.	2,312	121,727

Wells Fargo & Co.	50,075	2,347,015

Western Alliance Bancorp	1,295	97,604

Wintrust Financial Corp.	800	73,176

Zions Bancorp NA	1,840	97,814

		$19,210,743

CAPITAL MARKETS – 3.4%

Affiliated Managers Group, Inc.	470	81,188

Ameriprise Financial, Inc.	1,390	486,667

Description	Number of Shares	Value

Ares Management Corp., Class A	2,000	$165,980

Bank of New York Mellon Corp. (The)	9,620	486,483

BlackRock, Inc.	2,010	1,526,012

Blackstone, Inc.	9,220	884,751

Blue Owl Capital, Inc.#	5,150	64,787

Carlyle Group, Inc. (The)	2,700	97,119

Cboe Global Markets, Inc.	1,350	165,888

Charles Schwab Corp. (The)	20,055	1,552,658

CME Group, Inc.	4,700	830,302

Coinbase Global, Inc., Class A*,#	2,150	125,732

Evercore, Inc., Class A	450	58,414

FactSet Research Systems, Inc.	490	207,241

Franklin Resources, Inc.	3,770	117,624

Goldman Sachs Group, Inc. (The)	4,340	1,587,615

Interactive Brokers Group, Inc., Class A	1,198	95,768

Intercontinental Exchange, Inc.	7,240	778,662

Invesco Ltd.	4,720	87,367

Janus Henderson Group PLC	1,800	46,656

Jefferies Financial Group, Inc.	2,548	100,085

KKR & Co., Inc.	7,484	417,682

Lazard Ltd., Class A	1,300	52,104

LPL Financial Holdings, Inc.	1,050	248,976

MarketAxess Holdings, Inc.	500	181,925

Moody’s Corp.	2,090	674,547

Morgan Stanley	16,276	1,584,143

Morningstar, Inc.	300	72,864

MSCI, Inc.	1,020	542,191

Nasdaq, Inc.	4,540	273,263

Northern Trust Corp.	2,680	259,880

Raymond James Financial, Inc.	2,565	289,255

Robinhood Markets, Inc., Class A*,#	7,800	81,198

S&P Global, Inc.	4,339	1,626,865

SEI Investments Co.	1,340	83,656

State Street Corp.	4,820	440,211

Stifel Financial Corp.	1,300	87,633

T Rowe Price Group, Inc.	2,880	335,434

Tradeweb Markets, Inc., Class A	1,450	108,083

Virtu Financial, Inc., Class A	1,350	26,069

		$16,932,978

CONSUMER FINANCE – 0.6%

Ally Financial, Inc.	3,913	127,133

American Express Co.	7,940	1,388,944

Capital One Financial Corp.	4,950	589,050

Credit Acceptance Corp.*,#	100	46,264

Discover Financial Services	3,580	417,894

OneMain Holdings, Inc.	1,550	66,867

SLM Corp.	3,510	61,671

SoFi Technologies, Inc.*,#	11,100	76,923

Synchrony Financial	5,900	216,707

Upstart Holdings, Inc.*,#	800	14,944

		$3,006,397

DIVERSIFIED FINANCIAL SERVICES – 1.6%

Apollo Global Management, Inc.	6,376	451,293

Berkshire Hathaway, Inc., Class B*	23,846	7,428,506

Corebridge Financial, Inc.	800	17,408

Equitable Holdings, Inc.	4,843	155,315

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Voya Financial, Inc.	1,330	$92,794

		$8,145,316

INSURANCE – 2.5%

Aflac, Inc.	8,100	595,350

Allstate Corp. (The)	3,480	447,076

American Financial Group, Inc.	950	135,460

American International Group, Inc.	9,730	615,131

Aon PLC, Class A	2,700	860,436

Arch Capital Group Ltd.*	4,670	300,514

Arthur J. Gallagher & Co.	2,730	534,316

Assurant, Inc.	730	96,791

Assured Guaranty Ltd.	750	46,950

Axis Capital Holdings Ltd.	930	58,190

Brighthouse Financial, Inc.*	950	53,456

Brown & Brown, Inc.	3,040	178,022

Chubb Ltd.	5,447	1,239,138

Cincinnati Financial Corp.	2,056	232,636

CNA Financial Corp.	150	6,534

Erie Indemnity Co., Class A	320	78,192

Everest Re Group Ltd.	520	181,839

F&G Annuities & Life, Inc.	237	5,086

Fidelity National Financial, Inc.	3,491	153,709

First American Financial Corp.	1,278	79,070

Globe Life, Inc.	1,193	144,174

Hanover Insurance Group, Inc. (The)	450	60,561

Hartford Financial Services Group, Inc. (The)	4,190	325,186

Kemper Corp.	778	45,692

Lincoln National Corp.	2,458	87,087

Loews Corp.	2,700	165,996

Markel Corp.*	180	253,616

Marsh & McLennan Cos., Inc.	6,540	1,143,911

MetLife, Inc.	8,851	646,300

Old Republic International Corp.	3,468	91,521

Primerica, Inc.	523	84,595

Principal Financial Group, Inc.	3,240	299,862

Progressive Corp. (The)	7,680	1,047,168

Prudential Financial, Inc.	4,880	512,107

Reinsurance Group of America, Inc.	840	127,487

RenaissanceRe Holdings Ltd.	578	113,109

Ryan Specialty Holdings, Inc.*	1,050	44,751

Travelers Cos., Inc. (The)	3,080	588,650

Unum Group	2,660	111,800

W.R. Berkley Corp.	2,730	191,482

White Mountains Insurance Group Ltd.	60	91,678

Willis Towers Watson PLC	1,400	355,866

		$12,430,495

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.1%

AGNC Investment Corp.	7,285	84,506

Annaly Capital Management, Inc.	6,082	142,745

Rithm Capital Corp.	5,650	53,166

Starwood Property Trust, Inc.	3,768	78,714

		$359,131

THRIFTS & MORTGAGE FINANCE – 0.0%**

MGIC Investment Corp.	4,300	60,716

New York Community Bancorp, Inc.	8,633	86,244

Description	Number of Shares	Value

Rocket Cos., Inc., Class A#	1,550	$14,585

UWM Holdings Corp.	1,900	8,702

		$170,247

TOTAL FINANCIALS		$60,255,307

HEALTH CARE – 14.3%

BIOTECHNOLOGY – 2.5%

2seventy bio, Inc.*	16	218

AbbVie, Inc.	23,361	3,451,588

Alnylam Pharmaceuticals, Inc.*	1,650	373,560

Amgen, Inc.	7,064	1,782,954

Biogen, Inc.*	1,900	552,710

BioMarin Pharmaceutical, Inc.*	2,400	276,840

Exact Sciences Corp.*	2,300	155,296

Exelixis, Inc.*	4,200	74,004

Gilead Sciences, Inc.	16,544	1,388,703

Horizon Therapeutics PLC*	2,900	318,188

Incyte Corp.*	2,410	205,187

Ionis Pharmaceuticals, Inc.*	1,800	71,766

Mirati Therapeutics, Inc.*	550	29,376

Moderna, Inc.*	4,400	774,664

Natera, Inc.*	1,350	57,955

Neurocrine Biosciences, Inc.*	1,250	138,662

Novavax, Inc.*,#	880	9,601

Regeneron Pharmaceuticals, Inc.*	1,400	1,061,858

Sarepta Therapeutics, Inc.*	1,115	139,342

Seagen, Inc.*	1,800	251,064

Ultragenyx Pharmaceutical, Inc.*	950	43,064

United Therapeutics Corp.*	590	155,270

Vertex Pharmaceuticals, Inc.*	3,343	1,080,123

		$12,391,993

HEALTH CARE EQUIPMENT & SUPPLIES – 2.7%

Abbott Laboratories	22,645	2,503,405

Align Technology, Inc.*	1,010	272,427

Baxter International, Inc.	6,580	300,640

Becton Dickinson & Co.	3,734	941,789

Boston Scientific Corp.*	18,750	867,188

Cooper Cos., Inc. (The)	650	226,805

DENTSPLY SIRONA, Inc.	2,729	100,509

DexCom, Inc.*	5,050	540,805

Edwards Lifesciences Corp.*	8,116	622,497

Enovis Corp.*	650	40,918

Envista Holdings Corp.*	2,250	87,728

GE HealthCare Technologies, Inc.*	4,805	334,044

Globus Medical, Inc., Class A*	1,050	79,275

Hologic, Inc.*	3,190	259,570

ICU Medical, Inc.*	250	48,308

IDEXX Laboratories, Inc.*	1,080	518,940

Insulet Corp.*	900	258,588

Integra LifeSciences Holdings Corp.*	848	48,590

Intuitive Surgical, Inc.*	4,650	1,142,458

Masimo Corp.*	650	110,552

Medtronic PLC	17,576	1,470,935

Novocure Ltd.*	1,350	123,093

Penumbra, Inc.*	450	112,685

QuidelOrtho Corp.*	668	57,187

January 31, 2023 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

ResMed, Inc.	1,870	$427,052

STERIS PLC	1,300	268,463

Stryker Corp.	4,600	1,167,526

Tandem Diabetes Care, Inc.*	900	36,666

Teleflex, Inc.	610	148,486

Zimmer Biomet Holdings, Inc.	2,760	351,458

		$13,468,587

HEALTH CARE PROVIDERS & SERVICES – 3.1%

Acadia Healthcare Co., Inc.*	1,250	105,025

agilon health, Inc.*,#	2,400	52,224

Amedisys, Inc.*	400	38,664

AmerisourceBergen Corp.	2,070	349,747

Cardinal Health, Inc.	3,570	275,782

Centene Corp.*	7,530	574,087

Chemed Corp.	200	101,028

Cigna Corp.	3,942	1,248,313

CVS Health Corp.	17,271	1,523,648

DaVita, Inc.*	638	52,565

Elevance Health, Inc.	3,210	1,604,968

Encompass Health Corp.	1,230	76,814

Enhabit, Inc.*	740	11,366

Guardant Health, Inc.*,#	1,135	35,673

HCA Healthcare, Inc.	2,850	726,949

Henry Schein, Inc.*	1,720	148,178

Humana, Inc.	1,680	859,656

Laboratory Corp. of America Holdings	1,207	304,309

McKesson Corp.	1,850	700,558

Molina Healthcare, Inc.*	750	233,873

Oak Street Health, Inc.*	1,500	43,590

Premier, Inc., Class A	1,300	43,368

Quest Diagnostics, Inc.	1,550	230,144

Signify Health, Inc., Class A*	1,200	34,152

Tenet Healthcare Corp.*	1,450	79,533

UnitedHealth Group, Inc.	12,370	6,174,980

Universal Health Services, Inc., Class B	780	115,604

		$15,744,798

HEALTH CARE TECHNOLOGY – 0.1%

Certara, Inc.*	1,450	28,130

Definitive Healthcare Corp.*,#	450	5,571

Doximity, Inc., Class A*,#	1,550	54,668

Teladoc Health, Inc.*	2,087	61,358

Veeva Systems, Inc., Class A*	1,820	310,401

		$460,128

LIFE SCIENCES TOOLS & SERVICES – 1.8%

10X Genomics, Inc., Class A*	1,240	58,069

Agilent Technologies, Inc.	3,890	591,591

Avantor, Inc.*	7,945	189,886

Azenta, Inc.	1,050	58,695

Bio-Rad Laboratories, Inc., Class A*	290	135,563

Bio-Techne Corp.	2,000	159,320

Bruker Corp.	1,400	98,168

Charles River Laboratories International, Inc.*	670	162,978

Danaher Corp.	8,530	2,255,162

Illumina, Inc.*	2,040	436,968

IQVIA Holdings, Inc.*	2,430	557,466

Description	Number of Shares	Value

Maravai LifeSciences Holdings, Inc., Class A*	1,500	$21,990

Mettler-Toledo International, Inc.*	320	490,534

PerkinElmer, Inc.	1,670	229,675

QIAGEN NV*	3,000	147,000

Repligen Corp.*	700	129,710

Sotera Health Co.*	1,100	18,964

Syneos Health, Inc.*	1,350	48,492

Thermo Fisher Scientific, Inc.	5,170	2,948,606

Waters Corp.*	760	249,721

West Pharmaceutical Services, Inc.	950	252,320

		$9,240,878

PHARMACEUTICALS – 4.1%

AstraZeneca PLC, ADR	1	65

Bristol-Myers Squibb Co.	28,126	2,043,354

Catalent, Inc.*	2,400	128,520

Elanco Animal Health, Inc.*	5,800	79,634

Eli Lilly & Co.	11,130	3,830,389

Jazz Pharmaceuticals PLC*	810	126,895

Johnson & Johnson	34,750	5,678,845

Merck & Co., Inc.	33,416	3,589,213

Organon & Co.	3,266	98,405

Perrigo Co. PLC	1,808	67,655

Pfizer, Inc.	74,703	3,298,884

Royalty Pharma PLC, Class A	4,950	193,990

Viatris, Inc.	16,005	194,621

Zoetis, Inc.	6,181	1,022,894

		$20,353,364

TOTAL HEALTH CARE		$71,659,748

INDUSTRIALS – 9.1%

AEROSPACE & DEFENSE – 1.8%

Axon Enterprise, Inc.*	900	175,896

Boeing Co. (The)*	7,190	1,531,470

BWX Technologies, Inc.	1,255	76,379

Curtiss-Wright Corp.	465	77,097

General Dynamics Corp.	3,180	741,131

HEICO Corp.	550	94,023

HEICO Corp., Class A	1,052	140,631

Hexcel Corp.	1,150	81,167

Howmet Aerospace, Inc.	4,766	193,929

Huntington Ingalls Industries, Inc.	495	109,167

L3Harris Technologies, Inc.	2,482	533,183

Lockheed Martin Corp.	3,090	1,431,473

Mercury Systems, Inc.*	650	32,490

Northrop Grumman Corp.	1,920	860,237

Raytheon Technologies Corp.	19,354	1,932,497

Spirit AeroSystems Holdings, Inc., Class A	1,240	44,826

Textron, Inc.	2,753	200,556

TransDigm Group, Inc.	690	495,247

Woodward, Inc.	775	79,252

		$8,830,651

AIR FREIGHT & LOGISTICS – 0.6%

C.H. Robinson Worldwide, Inc.	1,584	158,669

Expeditors International of Washington, Inc.	2,130	230,359

FedEx Corp.	3,160	612,598

GXO Logistics, Inc.*	1,450	75,879

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

United Parcel Service, Inc., Class B	9,680	$1,793,026

		$2,870,531

AIRLINES – 0.2%

Alaska Air Group, Inc.*	1,625	83,427

American Airlines Group, Inc.*	8,293	133,849

Copa Holdings SA, Class A*	400	36,832

Delta Air Lines, Inc.*	8,340	326,094

JetBlue Airways Corp.*	3,750	30,000

Southwest Airlines Co.	7,680	274,714

United Airlines Holdings, Inc.*	4,283	209,696

		$1,094,612

BUILDING PRODUCTS – 0.6%

A.O. Smith Corp.	1,700	115,090

Advanced Drainage Systems, Inc.	850	85,714

Allegion PLC	1,133	133,184

Armstrong World Industries, Inc.	628	48,613

AZEK Co., Inc. (The)*	1,500	36,195

Builders FirstSource, Inc.*	2,000	159,400

Carlisle Cos., Inc.	690	173,093

Carrier Global Corp.	11,050	503,107

Fortune Brands Innovations, Inc.	1,660	107,087

Hayward Holdings, Inc.*	650	8,769

Johnson Controls International PLC	9,081	631,765

Lennox International, Inc.	400	104,248

Masco Corp.	2,830	150,556

Masterbrand, Inc.*	1,710	15,732

Owens Corning	1,248	120,619

Trane Technologies PLC	3,000	537,360

Trex Co., Inc.*	1,344	70,856

		$3,001,388

COMMERCIAL SERVICES & SUPPLIES – 0.5%

Cintas Corp.	1,120	496,989

Clean Harbors, Inc.*	650	84,695

Copart, Inc.*	5,500	366,355

Driven Brands Holdings, Inc.*	750	21,892

IAA, Inc.*	1,668	69,606

MSA Safety, Inc.	450	61,375

Rentokil Initial PLC, ADR	35	1,065

Republic Services, Inc.	2,740	342,007

Rollins, Inc.	3,050	111,020

Stericycle, Inc.*	1,235	66,455

Tetra Tech, Inc.	700	108,864

Waste Management, Inc.	5,340	826,258

		$2,556,581

CONSTRUCTION & ENGINEERING – 0.2%

AECOM	1,725	150,541

MasTec, Inc.*	750	73,673

MDU Resources Group, Inc.	2,650	81,911

Quanta Services, Inc.	1,838	279,725

Valmont Industries, Inc.	260	85,730

WillScot Mobile Mini Holdings Corp.*	2,700	130,842

		$802,422

ELECTRICAL EQUIPMENT – 0.7%

Acuity Brands, Inc.	400	75,408

Description	Number of Shares	Value

AMETEK, Inc.	3,010	$436,209

ChargePoint Holdings, Inc.*,#	3,350	40,669

Eaton Corp. PLC	5,228	848,034

Emerson Electric Co.	7,790	702,814

Generac Holdings, Inc.*	847	102,148

Hubbell, Inc.	690	157,948

nVent Electric PLC	2,216	88,086

Plug Power, Inc.*,#	6,950	118,289

Regal Rexnord Corp.	900	125,280

Rockwell Automation, Inc.	1,520	428,685

Sensata Technologies Holding PLC	2,148	109,226

Sunrun, Inc.*	2,600	68,328

Vertiv Holdings Co.	4,050	57,591

		$3,358,715

INDUSTRIAL CONGLOMERATES – 0.8%

3M Co.	7,380	849,291

General Electric Co.	14,415	1,160,119

Honeywell International, Inc.	8,850	1,845,048

		$3,854,458

MACHINERY – 1.9%

AGCO Corp.	845	116,720

Allison Transmission Holdings, Inc.	1,200	54,096

Caterpillar, Inc.	6,850	1,728,186

Crane Holdings Co.	650	75,342

Cummins, Inc.	1,830	456,658

Deere & Co.	3,640	1,539,138

Donaldson Co., Inc.	1,560	97,266

Dover Corp.	1,860	282,404

Esab Corp.	649	37,519

Flowserve Corp.	1,798	61,887

Fortive Corp.	4,640	315,659

Gates Industrial Corp. PLC*	1,200	15,852

Graco, Inc.	2,320	158,502

IDEX Corp.	1,020	244,474

Illinois Tool Works, Inc.	4,000	944,160

Ingersoll Rand, Inc.	5,244	293,664

ITT, Inc.	1,035	94,796

Lincoln Electric Holdings, Inc.	750	125,152

Middleby Corp. (The)*	700	108,815

Nordson Corp.	750	182,475

Oshkosh Corp.	790	79,616

Otis Worldwide Corp.	5,625	462,544

PACCAR, Inc.	4,440	485,336

Parker-Hannifin Corp.	1,660	541,160

Pentair PLC	1,964	108,766

Snap-on, Inc.	680	169,136

Stanley Black & Decker, Inc.	1,920	171,475

Timken Co. (The)	800	65,880

Toro Co. (The)	1,380	153,898

Westinghouse Air Brake Technologies Corp.	2,365	245,511

Xylem, Inc.	2,310	240,263

		$9,656,350

MARINE – 0.0%**

Kirby Corp.*	800	56,624

January 31, 2023 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

PROFESSIONAL SERVICES – 0.5%

Booz Allen Hamilton Holding Corp.	1,750	$165,620

CACI International, Inc., Class A*	303	93,351

Clarivate PLC*	6,400	71,168

CoStar Group, Inc.*	5,250	408,975

Dun & Bradstreet Holdings, Inc.	3,100	45,415

Equifax, Inc.	1,560	346,632

FTI Consulting, Inc.*	450	71,784

Jacobs Solutions, Inc.	1,650	203,858

KBR, Inc.	1,900	97,337

Leidos Holdings, Inc.	1,800	177,912

ManpowerGroup, Inc.	710	61,884

Robert Half International, Inc.	1,398	117,376

Science Applications International Corp.	700	72,646

TransUnion	2,600	186,550

Verisk Analytics, Inc.	2,050	372,669

		$2,493,177

ROAD & RAIL – 1.0%

Avis Budget Group, Inc.*,#	350	70,014

CSX Corp.	27,950	864,214

Hertz Global Holdings, Inc.*,#	2,600	46,852

JB Hunt Transport Services, Inc.	1,030	194,722

Knight-Swift Transportation Holdings, Inc.	2,085	123,224

Landstar System, Inc.	490	84,687

Lyft, Inc., Class A*	4,300	69,875

Norfolk Southern Corp.	3,060	752,179

Old Dominion Freight Line, Inc.	1,300	433,212

RXO, Inc.*	1,450	26,564

Ryder System, Inc.	640	60,422

Schneider National, Inc., Class B	323	8,560

Uber Technologies, Inc.*	25,150	777,889

U-Haul Holding Co.#	113	7,574

U-Haul Holding Co.	217	13,408

Union Pacific Corp.	8,170	1,668,232

XPO, Inc.*	1,450	57,797

		$5,259,425

TRADING COMPANIES & DISTRIBUTORS – 0.3%

Air Lease Corp.	1,450	65,207

Core & Main, Inc., Class A*	1,000	22,070

Fastenal Co.	7,490	378,619

MSC Industrial Direct Co., Inc., Class A	590	48,793

SiteOne Landscape Supply, Inc.*	550	83,331

United Rentals, Inc.*	920	405,674

Univar Solutions, Inc.*	2,300	79,304

Watsco, Inc.	400	114,948

WESCO International, Inc.*	600	89,406

WW Grainger, Inc.	590	347,793

		$1,635,145

TOTAL INDUSTRIALS		$45,470,079

INFORMATION TECHNOLOGY – 25.8%

COMMUNICATIONS EQUIPMENT – 0.8%

Arista Networks, Inc.*	3,250	409,565

Ciena Corp.*	1,973	102,635

Cisco Systems, Inc.	54,550	2,654,948

F5, Inc.*	763	112,665

Description	Number of Shares	Value

Juniper Networks, Inc.	4,240	$136,952

Lumentum Holdings, Inc.*	900	54,162

Motorola Solutions, Inc.	2,180	560,282

Ubiquiti, Inc.	50	14,608

Viasat, Inc.*	950	32,728

		$4,078,545

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%

Amphenol Corp., Class A	7,650	610,240

Arrow Electronics, Inc.*	785	92,230

Avnet, Inc.	1,150	52,762

CDW Corp.	1,790	350,894

Cognex Corp.	2,250	123,165

Coherent Corp.*	1,418	61,541

Corning, Inc.	9,970	345,062

IPG Photonics Corp.*	500	56,050

Jabil, Inc.	1,758	138,231

Keysight Technologies, Inc.*	2,350	421,472

Littelfuse, Inc.	293	75,210

National Instruments Corp.	1,720	92,880

TD SYNNEX Corp.	493	50,360

Teledyne Technologies, Inc.*	593	251,586

Trimble, Inc.*	3,080	178,825

Vontier Corp.	1,956	45,047

Zebra Technologies Corp., Class A*	700	221,326

		$3,166,881

IT SERVICES – 4.6%

Accenture PLC, Class A	8,350	2,330,067

Affirm Holdings, Inc.*,#	2,500	40,475

Akamai Technologies, Inc.*	2,000	177,900

Amdocs Ltd.	1,620	148,927

Automatic Data Processing, Inc.	5,430	1,226,148

Block, Inc., Class A*	6,950	567,954

Broadridge Financial Solutions, Inc.	1,530	230,051

Cloudflare, Inc., Class A*	3,650	193,122

Cognizant Technology Solutions Corp., Class A	6,660	444,555

Concentrix Corp.	543	77,003

DXC Technology Co.*	2,826	81,191

EPAM Systems, Inc.*	700	232,855

Euronet Worldwide, Inc.*	665	74,932

Fidelity National Information Services, Inc.	7,700	577,808

Fiserv, Inc.*	7,660	817,169

FleetCor Technologies, Inc.*	950	198,369

Gartner, Inc.*	1,000	338,140

Genpact Ltd.	2,545	120,328

Global Payments, Inc.	3,463	390,349

Globant SA*	550	89,199

GoDaddy, Inc., Class A*	1,950	160,154

International Business Machines Corp.	11,710	1,577,688

Jack Henry & Associates, Inc.	1,000	180,090

Kyndryl Holdings, Inc.*	2,412	32,297

Mastercard, Inc., Class A	11,320	4,195,192

MongoDB, Inc.*	865	185,292

Okta, Inc.*	1,900	139,859

Paychex, Inc.	4,270	494,722

PayPal Holdings, Inc.*	14,865	1,211,349

Shift4 Payments, Inc., Class A*	700	44,828

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Snowflake, Inc., Class A*	3,980	$622,631

SS&C Technologies Holdings, Inc.	3,000	181,050

Thoughtworks Holding, Inc.*	1,150	12,420

Toast, Inc., Class A*	3,150	70,277

Twilio, Inc., Class A*	2,200	131,648

VeriSign, Inc.*	1,250	272,562

Visa, Inc., Class A	21,720	5,000,161

Western Union Co. (The)	5,190	73,542

WEX, Inc.*	565	104,508

Wix.com Ltd.*	690	60,016

		$23,106,828

MEDIA – 0.1%

Trade Desk, Inc. (The)*	5,650	286,455

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.0%

Advanced Micro Devices, Inc.*	21,168	1,590,775

Allegro MicroSystems, Inc.*	750	28,628

Analog Devices, Inc.	6,742	1,156,051

Applied Materials, Inc.	11,280	1,257,607

Broadcom, Inc.	5,183	3,032,107

Cirrus Logic, Inc.*	700	63,273

Enphase Energy, Inc.*	1,700	376,346

Entegris, Inc.	1,950	157,384

First Solar, Inc.*	1,400	248,640

GLOBALFOUNDRIES, Inc.*,#	900	53,352

Intel Corp.	53,470	1,511,062

KLA Corp.	1,850	726,088

Lam Research Corp.	1,780	890,178

Lattice Semiconductor Corp.*	1,850	140,212

Marvell Technology, Inc.	11,111	479,440

Microchip Technology, Inc.	6,878	533,870

Micron Technology, Inc.	14,050	847,215

MKS Instruments, Inc.	783	80,117

Monolithic Power Systems, Inc.	580	247,405

NVIDIA Corp.	31,995	6,250,863

ON Semiconductor Corp.*	5,678	417,049

Qorvo, Inc.*	1,400	152,124

QUALCOMM, Inc.	14,980	1,995,486

Skyworks Solutions, Inc.	2,150	235,790

Teradyne, Inc.	2,050	208,485

Texas Instruments, Inc.	11,850	2,099,938

Universal Display Corp.	600	79,518

Wolfspeed, Inc.*	1,575	121,291

		$24,980,294

SOFTWARE – 8.7%

Adobe, Inc.*	6,110	2,262,777

Alteryx, Inc., Class A*	850	47,166

ANSYS, Inc.*	1,130	300,987

AppLovin Corp., Class A*,#	2,850	36,195

Aspen Technology, Inc.*	367	72,941

Atlassian Corp., Class A*	1,850	298,997

Autodesk, Inc.*	2,830	608,903

Bentley Systems, Inc., Class B	2,100	82,005

Bill.com Holdings, Inc.*	1,300	150,306

Black Knight, Inc.*	2,087	126,451

Cadence Design Systems, Inc.*	3,560	650,875

CCC Intelligent Solutions Holdings, Inc.*	2,300	21,275

Description	Number of Shares	Value

Ceridian HCM Holding, Inc.*	1,875	$135,525

Confluent, Inc., Class A*	1,750	40,425

Coupa Software, Inc.*	950	75,924

Crowdstrike Holdings, Inc., Class A*	2,769	293,237

Datadog, Inc., Class A*	3,498	261,685

DocuSign, Inc.*	2,550	154,632

Dolby Laboratories, Inc., Class A	840	66,830

DoubleVerify Holdings, Inc.*	700	19,033

Dropbox, Inc., Class A*	3,700	85,951

Dynatrace, Inc.*	2,523	96,959

Elastic NV*	1,050	61,782

Fair Isaac Corp.*	300	199,785

Five9, Inc.*	893	70,351

Fortinet, Inc.*	8,450	442,273

Gen Digital, Inc.	7,520	173,035

Guidewire Software, Inc.*	1,150	84,226

HubSpot, Inc.*	603	209,247

Informatica, Inc., Class A*,#	500	8,900

Intuit, Inc.	3,600	1,521,612

Jamf Holding Corp.*	700	13,909

Manhattan Associates, Inc.*	773	100,768

Microsoft Corp.	99,099	24,557,723

N-Able, Inc.*	436	4,478

nCino, Inc.*	800	22,880

NCR Corp.*	1,620	44,420

New Relic, Inc.*	750	45,788

Nutanix, Inc., Class A*	2,950	82,216

Oracle Corp.	19,910	1,761,239

Palantir Technologies, Inc., Class A*	23,770	184,931

Palo Alto Networks, Inc.*	3,820	606,005

Paycom Software, Inc.*	650	210,561

Paycor HCM, Inc.*	450	11,300

Paylocity Holding Corp.*	525	109,352

Pegasystems, Inc.	620	24,106

Procore Technologies, Inc.*	1,000	55,950

PTC, Inc.*	1,350	182,088

RingCentral, Inc., Class A*	1,050	40,982

Roper Technologies, Inc.	1,400	597,450

Salesforce, Inc.*	12,566	2,110,711

SentinelOne, Inc., Class A*	2,350	35,462

ServiceNow, Inc.*	2,600	1,183,338

Smartsheet, Inc., Class A*	1,705	73,673

Splunk, Inc.*	2,150	205,905

Synopsys, Inc.*	2,000	707,500

Teradata Corp.*	1,370	47,786

Tyler Technologies, Inc.*	550	177,523

UiPath, Inc., Class A*	4,700	72,192

Unity Software, Inc.*,#	3,310	117,571

VMware, Inc., Class A*	2,719	332,996

Workday, Inc., Class A*	2,600	471,718

Zoom Video Communications, Inc., Class A*	3,278	245,850

Zscaler, Inc.*	1,100	136,576

		$43,235,237

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.0%

Apple, Inc.	198,940	28,705,052

Dell Technologies, Inc., Class C	3,419	138,880

Hewlett Packard Enterprise Co.	16,790	270,823

January 31, 2023 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

HP, Inc.	12,940	$377,072

NetApp, Inc.	2,903	192,266

Pure Storage, Inc., Class A*	3,845	111,274

Western Digital Corp.*	4,233	186,040

		$29,981,407

TOTAL INFORMATION TECHNOLOGY		$128,835,647

MATERIALS – 3.0%

CHEMICALS – 1.8%

Air Products & Chemicals, Inc.	2,900	929,479

Albemarle Corp.	1,500	422,175

Ashland, Inc.	600	65,562

Axalta Coating Systems Ltd.*	2,710	81,571

Celanese Corp.	1,400	172,480

CF Industries Holdings, Inc.	2,550	215,985

Chemours Co. (The)	1,850	67,322

Corteva, Inc.	9,112	587,268

Dow, Inc.	9,279	550,709

DuPont de Nemours, Inc.	6,412	474,167

Eastman Chemical Co.	1,600	141,072

Ecolab, Inc.	3,150	487,714

Element Solutions, Inc.	3,100	63,488

FMC Corp.	1,600	213,008

Ginkgo Bioworks Holdings, Inc.*	11,000	21,450

Huntsman Corp.	2,600	82,394

International Flavors & Fragrances, Inc.	3,190	358,747

Linde PLC	6,380	2,111,397

LyondellBasell Industries NV, Class A	3,350	323,912

Mosaic Co. (The)	4,465	221,196

NewMarket Corp.	50	17,226

Olin Corp.	1,700	109,803

PPG Industries, Inc.	3,000	391,020

RPM International, Inc.	1,700	152,847

Scotts Miracle-Gro Co. (The)#	495	35,734

Sherwin-Williams Co. (The)	3,100	733,429

Valvoline, Inc.	2,250	82,485

Westlake Corp.	450	55,238

		$9,168,878

CONSTRUCTION MATERIALS – 0.2%

Eagle Materials, Inc.	500	73,040

Martin Marietta Materials, Inc.	800	287,712

Vulcan Materials Co.	1,700	311,661

		$672,413

CONTAINERS & PACKAGING – 0.4%

Amcor PLC	19,151	230,961

AptarGroup, Inc.	865	100,028

Ardagh Metal Packaging SA	1,850	10,397

Avery Dennison Corp.	1,050	198,912

Ball Corp.	4,050	235,872

Berry Global Group, Inc.	1,693	104,509

Crown Holdings, Inc.	1,468	129,419

Graphic Packaging Holding Co.	4,055	97,685

International Paper Co.	4,950	207,009

Packaging Corp. of America	1,200	171,240

Sealed Air Corp.	2,000	109,520

Silgan Holdings, Inc.	1,155	62,243

Description	Number of Shares	Value

Sonoco Products Co.	1,180	$72,110

Westrock Co.	3,400	133,416

		$1,863,321

METALS & MINING – 0.6%

Alcoa Corp.	2,250	117,540

Cleveland-Cliffs, Inc.*	6,700	143,045

Freeport-McMoRan, Inc.	18,350	818,777

MP Materials Corp.*	1,150	37,387

Newmont Corp.	10,100	534,593

Nucor Corp.	3,350	566,217

Reliance Steel & Aluminum Co.	700	159,215

Royal Gold, Inc.	858	108,992

Southern Copper Corp.	1,150	86,491

SSR Mining, Inc.	2,450	41,503

Steel Dynamics, Inc.	2,250	271,440

United States Steel Corp.	3,250	92,592

		$2,977,792

PAPER & FOREST PRODUCTS – 0.0%**

Louisiana-Pacific Corp.	950	64,686

TOTAL MATERIALS		$14,747,090

REAL ESTATE – 3.0%

REAL ESTATE INVESTMENT TRUSTS – 2.9%

Alexandria Real Estate Equities, Inc.	2,015	323,891

American Homes 4 Rent, Class A	3,590	123,101

American Tower Corp.	5,660	1,264,387

Americold Realty Trust, Inc.	3,440	108,050

Apartment Income REIT Corp.	1,904	72,847

Apartment Investment & Management Co., Class A	2,854	21,434

AvalonBay Communities, Inc.	1,722	305,552

Boston Properties, Inc.	1,950	145,353

Brixmor Property Group, Inc.	3,750	88,238

Camden Property Trust	1,320	162,637

Cousins Properties, Inc.	1,833	50,261

Crown Castle, Inc.	5,240	776,096

CubeSmart	2,733	125,144

Digital Realty Trust, Inc.	3,460	396,585

Douglas Emmett, Inc.	2,210	37,018

EastGroup Properties, Inc.	500	84,125

EPR Properties	800	33,984

Equinix, Inc.	1,131	834,825

Equity LifeStyle Properties, Inc.	2,100	150,738

Equity Residential	4,550	289,607

Essex Property Trust, Inc.	823	186,056

Extra Space Storage, Inc.	1,600	252,528

Federal Realty Investment Trust	998	111,307

First Industrial Realty Trust, Inc.	1,600	85,360

Gaming and Leisure Properties, Inc.	2,959	158,484

Healthcare Realty Trust, Inc.	4,080	87,842

Healthpeak Properties, Inc.	6,480	178,070

Highwoods Properties, Inc.	1,290	39,177

Host Hotels & Resorts, Inc.	8,530	160,790

Hudson Pacific Properties, Inc.	1,303	14,841

Invitation Homes, Inc.	7,350	238,875

Iron Mountain, Inc.	3,556	194,086

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

JBG SMITH Properties	1,071	$21,570

Kilroy Realty Corp.	1,525	62,586

Kimco Realty Corp.	7,156	160,724

Lamar Advertising Co., Class A	1,050	111,867

Life Storage, Inc.	1,025	110,741

Medical Properties Trust, Inc.#	7,350	95,182

Mid-America Apartment Communities, Inc.	1,421	236,909

National Retail Properties, Inc.	2,065	97,778

National Storage Affiliates Trust	1,100	44,880

Omega Healthcare Investors, Inc.	2,900	85,376

Park Hotels & Resorts, Inc.	3,150	46,337

Prologis, Inc.	11,278	1,458,020

Public Storage	1,910	581,289

Rayonier, Inc.	1,615	58,770

Realty Income Corp.	7,640	518,221

Regency Centers Corp.	2,033	135,459

Rexford Industrial Realty, Inc.	2,150	136,460

SBA Communications Corp.	1,300	386,789

Simon Property Group, Inc.	3,993	512,941

SL Green Realty Corp.	610	25,102

Spirit Realty Capital, Inc.	1,650	72,402

STORE Capital Corp.	2,955	95,181

Sun Communities, Inc.	1,450	227,447

UDR, Inc.	3,930	167,379

Ventas, Inc.	4,886	253,144

VICI Properties, Inc.	11,788	402,914

Vornado Realty Trust#	1,976	48,195

Welltower, Inc.	5,720	429,229

Weyerhaeuser Co.	9,242	318,202

WP Carey, Inc.	2,450	209,548

		$14,211,931

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%

CBRE Group, Inc., Class A*	3,810	325,793

Howard Hughes Corp. (The)*	408	34,880

Jones Lang LaSalle, Inc.*	578	106,855

Opendoor Technologies, Inc.*,#	5,850	12,811

WeWork, Inc., Class A*	1,650	2,624

Zillow Group, Inc., Class A*	500	21,480

Zillow Group, Inc., Class C*,#	2,295	101,462

		$605,905

TOTAL REAL ESTATE		$14,817,836

UTILITIES – 2.7%

ELECTRIC UTILITIES – 1.7%

Alliant Energy Corp.	3,150	170,195

American Electric Power Co., Inc.	6,650	624,834

Avangrid, Inc.	850	35,845

Constellation Energy Corp.	4,233	361,329

Duke Energy Corp.	9,950	1,019,377

Edison International	4,850	334,165

Entergy Corp.	2,600	281,528

Evergy, Inc.	2,850	178,553

Eversource Energy	4,500	370,485

Exelon Corp.	12,850	542,141

FirstEnergy Corp.	7,100	290,745

Hawaiian Electric Industries, Inc.	1,200	50,724

Description	Number of Shares	Value

IDACORP, Inc.	600	$63,486

NextEra Energy, Inc.	25,850	1,929,185

NRG Energy, Inc.	2,850	97,527

OGE Energy Corp.	2,313	90,947

PG&E Corp.*	21,700	345,030

Pinnacle West Capital Corp.	1,400	104,370

PPL Corp.	9,600	284,160

Southern Co. (The)	14,100	954,288

Xcel Energy, Inc.	7,100	488,267

		$8,617,181

GAS UTILITIES – 0.1%

Atmos Energy Corp.	1,800	211,572

National Fuel Gas Co.	1,150	66,769

UGI Corp.	2,700	107,541

		$385,882

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 0.1%

AES Corp. (The)	8,550	234,356

Brookfield Renewable Corp., Class A	1,450	45,704

Vistra Corp.	5,200	119,912

		$399,972

MULTI-UTILITIES – 0.7%

Ameren Corp.	3,350	291,015

CenterPoint Energy, Inc.	8,050	242,466

CMS Energy Corp.	3,700	233,803

Consolidated Edison, Inc.	4,550	433,660

Dominion Energy, Inc.	10,743	683,685

DTE Energy Co.	2,450	285,107

NiSource, Inc.	5,450	151,238

Public Service Enterprise Group, Inc.	6,400	396,352

Sempra Energy	4,050	649,336

WEC Energy Group, Inc.	4,050	380,659

		$3,747,321

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	2,350	367,751

Essential Utilities, Inc.	3,000	140,190

		$507,941

TOTAL UTILITIES		$13,658,297

TOTAL COMMON STOCKS (COST $166,044,130)		$497,928,979

PREFERRED STOCKS – 0.0%**

REAL ESTATE – 0.0%**

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%**

Brookfield Property Preferred LP 6.25%	400	7,612

TOTAL REAL ESTATE		$7,612

COMMUNICATION SERVICES – 0.0%**

ENTERTAINMENT – 0.0%**

AMC Entertainment Holdings, Inc. Preferred Equity Units 0.00%*,#	950	2,299

TOTAL COMMUNICATION SERVICES		$2,299

TOTAL PREFERRED STOCKS (COST $15,283)		$9,911

January 31, 2023 (unaudited)

12	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

RIGHTS – 0.0%**

ABIOMED, Inc. CVR, Expire 12/31/23*,(1)	150	$—

Bristol-Myers Squibb Co. CVR, Expire 12/31/30*	89	13

TOTAL RIGHTS (COST $0)		$13

WARRANTS – 0.0%**

Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	70,604

TOTAL WARRANTS (COST $0)		$70,604

INVESTMENT COMPANIES – 0.2%

EQUITY FUNDS – 0.2%

iShares Russell 1000 ETF	3,000	673,500

iShares Russell 1000 Growth ETF	1,425	330,714

iShares Russell 1000 Value ETF	2,045	326,075

TOTAL EQUITY FUNDS		$1,330,289

TOTAL INVESTMENT COMPANIES (COST $1,293,120)		$1,330,289

MONEY MARKET FUND – 0.0%**

Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%^	12,441	12,441

TOTAL MONEY MARKET FUND (COST $12,441)		$12,441

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.4%

REPURCHASE AGREEMENTS – 0.4%

Bank of America Securities, Inc., 4.30%, dated 1/31/23, due 2/01/23, repurchase price $377,656, collateralized by U.S. Government Agency Securities, 0.01% to 5.50%, maturing 2/25/32 to 9/01/61; total market value of $385,163.	$377,611	377,611

Description	Par Value	Value

Bank of Montreal, 4.30%, dated 1/31/23, due 2/01/23, repurchase price $150,071, collateralized by U.S. Government Agency Securities, 2.00% to 5.50%, maturing 1/01/37 to 2/01/53; total market value of $153,054.	$150,053	$150,053

Deutsche Bank Securities, Inc., 4.30%, dated 1/31/23, due 2/01/23, repurchase price $377,656, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.25%, maturing 2/01/23 to 1/01/53; total market value of $385,163.	377,611	377,611

HSBC Securities USA, Inc., 4.30%, dated 1/31/23, due 2/01/23, repurchase price $377,656, collateralized by U.S. Government Agency Securities, 2.00% to 6.50%, maturing 4/01/31 to 2/01/53; total market value of $385,163.	377,611	377,611

RBC Dominion Securities, Inc., 4.30%, dated 1/31/23, due 2/01/23, repurchase price $377,656, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 2/07/23 to 12/20/52; total market value of $385,163.	377,611	377,611

Truist Securities, Inc., 4.33%, dated 1/31/23, due 2/01/23, repurchase price $377,656, collateralized by U.S. Government Agency Securities, 4.00% to 5.50%, maturing 1/01/50 to 2/01/53; total market value of $385,163.	377,611	377,611

TOTAL REPURCHASE AGREEMENTS (COST $2,038,108)		$2,038,108

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,038,108)		$2,038,108

TOTAL INVESTMENTS – 100.2% (COST $169,403,082)		$501,390,345
COLLATERAL FOR SECURITIES ON LOAN – (0.4%)		(2,038,108)
OTHER ASSETS LESS LIABILITIES – 0.2%		802,919

TOTAL NET ASSETS – 100.0%		$500,155,156

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (concluded)

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$497,928,979	$—	$—	$497,928,979

Preferred Stocks	9,911	—	—	9,911

Rights	13	—	—(a)	13

Warrants	70,604	—	—	70,604

Investment Companies	1,330,289	—	—	1,330,289

Money Market Fund	12,441	—	—	12,441

Repurchase Agreements	—	2,038,108	—	2,038,108

Total	$499,352,237	$2,038,108	$—	$501,390,345

(a)	Includes internally fair valued securities currently priced at zero ($0).

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan.

§	Affiliated company.

**	Represents less than 0.05%.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LP	Limited Partnership

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2023 (unaudited)